Vessel Revenues (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) Vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 389,119	$ 29,592,279
Total vessel revenues	56,012,683	42,609,567
Trade accounts receivable trade, net	4,798,868		$ 10,616,573
Decrease in trade accounts receivable, net	$ 5,817,705	(5,416,468)
Number of tanker vessels operated under period time charter | Vessel	1
Deferred assets	$ 1,415,756		2,621,145
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	5,519,288	4,836,315
Voyage Charters [Member]
Disaggregation of Revenue [Abstract]
Trade accounts receivable trade, net	137,798		2,462,714
Decrease in trade accounts receivable, net	(2,324,916)
Deferred assets	0		0
Contract liabilities	0		$ 0
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 50,104,276	$ 8,180,973